Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Website development, Useful Life	3 years	3 years	3 years
Website development, Gross Carrying Value	$ 416	$ 377	$ 211
Website development, Accumulated Amortization	208	175	75
Website development, Net Carrying Value	208	$ 202	$ 136
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Talent acquisition, Useful Life		2 years	2 years
Talent acquisition, Gross Carrying Value	1,054	$ 1,201	$ 1,653
Talent acquisition, Accumulated Amortization	603	555	1,051
Talent acquisition, Net Carrying Value	$ 451	$ 646	602
Talent acquisition [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Talent acquisition, Useful Life	2 years	2 years
Talent acquisition [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Talent acquisition, Useful Life	3 years	3 years
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net Gross Carrying Value	$ 1,470	$ 1,578	1,864
Intangible assets, net Accumulated Amortization	811	730	1,126
Intangible assets, net Net Carrying Value	$ 659	$ 848	$ 738